Risk management - Cash flow hedge for future exports (Movement in other comprehensive income) (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risk management
Opening balance	$ (1,248)	$ 1,578
Exchange difference	(2,303)	(4,737)
Reclassification to profit or loss (Note 24)	851	150
Ineffectiveness reclassified to profit and loss	46	(14)
Deferred tax	607	1,775
Closing balance	$ (2,047)	$ (1,248)